SHARE CAPITAL (Schedule of Warrants Outstanding and Exercisable) (Details)	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares	Dec. 31, 2018 Share $ / shares
Disclosure of classes of share capital [abstract]
Number of warrants outstanding | Share	921,780	32,215,433	16,290,573
Exercise price | $ / shares	$ 0.09	$ 0.11	$ 0.12
Expiry date	Oct. 01, 2021